Document And Entity Information	Jul. 22, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 22, 2026
Entity Registrant Name	CVB Financial Corp.
Entity Central Index Key	0000354647
Entity Emerging Growth Company	false
Entity File Number	000-10140
Entity Incorporation, State or Country Code	CA
Entity Tax Identification Number	95-3629339
Entity Address, Address Line One	701 N HAVEN AVE
Entity Address, Address Line Two	STE 350
Entity Address, City or Town	ONTARIO
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91764
City Area Code	909
Local Phone Number	980-4030
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, No Par Value
Trading Symbol	CVBF
Security Exchange Name	NASDAQ